UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-6239

			 		Tax-Free Fund for Utah
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	6/30

				Date of reporting period:	6/30/04

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.


ANNUAL
REPORT

JUNE 30, 2004

[Logo of Tax-Free for Utah: a rectangle containing desert boulders with the sun rising behind them]

                                TAX-FREE FUND FOR
                                      UTAH

                          A TAX-FREE INCOME INVESTMENT

[Logo of the Aquila Group of Funds: and eagle's head]

                                   ONE OF THE
                            AQUILA(SM) GROUP OF FUNDS

[Logo of Tax-Free for Utah: a rectangle containing desert boulders with the sun rising behind them]

                  SERVING UTAH INVESTORS FOR MORE THAN A DECADE

                             TAX-FREE FUND FOR UTAH

                                  ANNUAL REPORT

                    MANAGEMENT DISCUSSION OF FUND PERFORMANCE

      Over the past twelve months, we have certainly seen our share of memorable world events and economic changes. The official handing over of authority to an independent Iraqi government and continued achievements in the ongoing war on terror in Afghanistan have bolstered support for our brave men and women in the nation's armed services. While the ongoing threat of terrorism on a national and global scale remains a real concern, we have found the recent progress to be heartening.

      As we head into the second half of 2004, we are seeing the early signs of an economic turnaround in our nation's economy. The most recently announced report covering the month ended May 31, 2004, indicates an unemployment rate of 5.5%, with the first real improvement in the manufacturing sector in years. Other measures of economic progress, such as retail sales, housing starts, and industrial production are also pointing to a sustainable recovery. Historically, as we see progress on the economic front, there is the fear that inflation will rear its ugly head. In fact, increases in both the Producer Price Index ("PPI") and the Consumer Price Index ("CPI") in recent months prompted the Federal Reserve to raise the target for the federal funds rate in June to 1.25% from its historically low level of 1.00%. This is the first rate hike seen since May 2000.

      With this rise in rates, Tax-Free Fund For Utah experienced a decline in share value (Net Asset Value) of approximately 3.88% for the 12-month period ending June 30, 2004. The share value of the Fund's Class A Shares was $10.31 on July 1, 2003 and $9.91 on June 30, 2004. A typical AA-rated general obligation with a 15 year maturity has risen in yield from 4.22% to 4.61% over the 12-month period ended June 30, 2004.

      The end of accommodative actions by the Federal Reserve (the "Fed") and Fed Chairman Alan Greenspan are popularly believed to be "preemptive moves" in order to minimize the negative impact of inflation on the economy. While it may take some time before the Fed's actions have the desired effect, we are hopeful that the Fed will act swiftly and decisively in putting the threat of rising inflation behind us.

      Signs that the economy is perking along can be seen in recent stock market index performances: the Dow Jones Industrial Average, is up 18.63% for the twelve months ending June 30, 2004; the S & P 500 Index is up 19.11%; and the NASDAQ Composite Index is up 26.79% for the same time period although recently the stock market has had a rather lackluster performance.

     Historically, as the economy has grown, commodity prices and interest rates begin to rise. While these increases have been modest to date, we continue to monitor any changes and position the Tax-Free Fund For Utah portfolio accordingly. To address the concerns raised by an increase in the overall level of interest rates, we take great care in the selection of the individual bonds purchased for the Fund. We will seek to continue to add high quality, intermediate maturity Utah municipal bonds that best meet our demanding standards.

      The investment objective of Tax-Free Fund For Utah is to provide as high a level of double tax-exempt current income as is consistent with the preservation of capital. We believe this objective continues to be successfully addressed by our adherence to a discipline of solid fundamental, conservative portfolio management ideals. The Fund continues to maintain an average quality rating of "AA", with over 75% of the portfolio rated "AAA". The Fund's laddered maturity structure helps us manage price volatility. The portfolio has an average life of approximately 13.9 years and a modified duration of 5.75 years. We seek to maintain a well-diversified portfolio, which currently consists of over 210 different issues, of which 100% are in Utah.

      With the national and local economies showing improvement, we will remain vigilant and do whatever is necessary as we strive to continue to meet the Fund's investment objective. We intend to "stay the course" and manage the portfolio by taking advantage of opportunities in the Utah marketplace that are consistent with the high standards of the Fund.

PERFORMANCE REPORT

      The following graph illustrates the value of $10,000 invested in the Class A shares of Tax-Free Fund For Utah for the 10-year period ended June 30, 2004 as compared with the Lehman Brothers Quality Intermediate Municipal Bond Index and the Consumer Price Index (a cost of living index). The performance of each of the other classes is not shown in the graph but is included in the table below. It should be noted that the Lehman Index does not include any operating expenses nor sales charges and being nationally oriented, does not reflect state specific bond market performance.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

         Cost of Living      Trust's Class A Shares     Trust's Class A Shares     Lehman Brothers
             Index              With Sales Charge        Without Sales Charge    Quality Intermediate
                                                                                 Municipal Bond Index
6/94        $10,000                  $10,000                  $ 9,600                    $10,000
6/95        $10,304                  $11,050                  $10,606                    $10,799
6/96        $10,588                  $11,613                  $11,146                    $11,399
6/97        $10,831                  $12,636                  $12,128                    $12,178
6/98        $11,014                  $13,666                  $13,117                    $13,025
6/99        $11,230                  $13,773                  $13,220                    $13,419
6/00        $11,649                  $13,846                  $13,290                    $13,960
6/01        $12,027                  $15,133                  $14,526                    $15,194
6/02        $12,155                  $16,191                  $15,540                    $16,250
6/03        $12,412                  $17,823                  $17,107                    $17,521
6/04        $12,818                  $17,851                  $17,134                    $17,581

                                   AVERAGE ANNUAL TOTAL RETURN
                                 FOR PERIODS ENDED JUNE 30, 2004
                            ------------------------------------------
                                                               SINCE
                            1 YEAR     5 YEARS   10 YEARS    INCEPTION
                            ------     -------   --------    ---------
Class A (7/24/92)
   With Sales Charge......  (3.48)%    4.39%      5.53%       5.33%
   Without Sales Charge...   0.54      5.24       5.97        5.69

Class C (5/21/96)
   With CDSC..............  (1.12)     4.30        n/a        4.50
   Without CDSC...........  (0.16)     4.30        n/a        4.50

Class Y (5/21/96)
   No Sales Charge........   0.76      5.45        n/a        5.72

Lehman Index..............   0.34      5.55       5.80        5.70* (Class A)
                                                   n/a        5.36** (Class C&Y)

Total return figures shown for the Fund reflect any change in price and assume all distributions within the period were invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the 1% contingent deferred sales charge (CDSC), imposed on redemptions made within the first 12 months after purchase. Class Y shares are sold without any sales charge. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. A portion of each class's income may be subject to federal and state income taxes and/or the federal alternative minimum tax. Past performance is not predictive of future investment results.

*     From commencement of operations on 7/24/92.

**    From commencement of operations on 5/21/96.

KPMG

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Tax-Free Fund For Utah:

      We have audited the accompanying statement of assets and liabilities of Tax-Free Fund For Utah, including the schedule of investments, as of June 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Free Fund For Utah as of June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                                    /s/ KPMG LLP

New York, New York
August 18, 2004

                             TAX-FREE FUND FOR UTAH
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2004

                                                                          RATING
    FACE                                                                  MOODY'S/
   AMOUNT      GENERAL OBLIGATION BONDS (15.2%)                             S&P            VALUE
------------   ---------------------------------------------------------  --------     ------------
               CITY, COUNTY AND STATE (5.5%)
               American Fork City, Utah
$    610,000      5.00%, 12/01/14 FGIC Insured .........................   Aaa/NR      $    638,493
     645,000      5.00%, 12/01/15 FGIC Insured .........................   Aaa/NR           674,289
               Brian Head, Utah
     405,000      6.50%, 03/15/24 ......................................   NR/NR*           443,511
               Cedar City, Utah Special Improvement District
                  Assessment
     235,000      5.05%, 09/01/10 ......................................   NR/NR*           239,839
     215,000      5.20%, 09/01/11 ......................................   NR/NR*           220,272
               Clearfield City, Utah
   2,095,000      5.125%, 02/01/18 MBIA Insured ........................   Aaa/AAA        2,159,945
               Coral Canyon, Utah Special Service District
     580,000      5.70%, 07/15/18 ......................................   NR/NR*           588,938
               Hurricane, Utah
     295,000      5.40%, 11/01/09 Radian Insured .......................    NR/AA           320,184
               St. George, Utah
     100,000      5.375%, 08/01/21 FGIC Insured (pre-refunded) .........   Aaa/AAA          109,213
               Salt Lake City, Utah
     120,000      5.75%, 06/15/17 (pre-refunded) .......................   Aaa/NR           135,259
               Washington County, Utah
   1,250,000      5.00%, 10/01/22 MBIA Insured .........................   Aaa/NR         1,263,363
                                                                                       ------------
                                                                                          6,793,306
                                                                                       ------------
               SCHOOL DISTRICT (9.7%)
               Alpine, Utah School District
     375,000      5.00%, 03/15/12 (pre-refunded) .......................   Aaa/NR           410,224
               Carbon County, Utah School District
     800,000      5.00%, 06/15/21 ......................................   Aaa/NR           813,576
               Davis County, Utah School District
     575,000      5.00%, 06/01/15 ......................................   Aaa/NR           603,238
     250,000      5.10%, 06/01/16 ......................................   Aaa/NR           264,473
     675,000      5.15%, 06/01/17 ......................................   Aaa/NR           714,460
               Nebo, Utah School District
     440,000      5.50%, 07/01/11 ......................................   Aaa/AAA          486,402
   2,000,000      5.50%, 07/01/19 ......................................   Aaa/AAA        2,116,820
               North Summit County, Utah School District
$    760,000      5.00%, 02/01/23 ......................................   Aaa/NR      $    768,968
     800,000      5.00%, 02/01/24 ......................................   Aaa/NR           801,856
               Rich County, Utah School District
     120,000      5.50%, 12/15/09 ......................................   NR/NR*           124,097
     100,000      5.60%, 12/15/10 ......................................   NR/NR*           102,477
               Salt Lake City, Utah School District
     265,000      5.00%, 03/01/21 ......................................   Aaa/NR           269,873
               Tooele County, Utah School District
   1,375,000      5.25%, 06/01/17 (pre-refunded) .......................   Aaa/AAA        1,520,296
               Weber County, Utah School District
     750,000      5.00%, 06/15/18 ......................................   Aaa/NR           776,190
     825,000      5.00%, 06/15/20 ......................................   Aaa/NR           850,162
               Weber County, Utah School District Series B
   1,485,000      5.00%, 06/15/21 ......................................   Aaa/NR         1,510,200
                                                                                       ------------
                                                                                         12,133,312
                                                                                       ------------
                    Total General Obligation Bonds .....................                 18,926,618
                                                                                       ------------
               REVENUE BONDS (82.2%)

               EDUCATION (12.5%)
               Salt Lake County, Utah Westminster College Project
     115,000      5.05%, 10/01/10 ......................................   NR/BBB           121,210
     100,000      5.50%, 10/01/19 ......................................   NR/BBB           101,785
   1,000,000      5.75%, 10/01/27 ......................................   NR/BBB         1,009,610
               Southern Utah University Revenue
     375,000      6.30%, 06/01/16 ......................................   NR/NR*           389,280
               University of Utah Revenue Refunding, (Biology
                  Research Facilities),
     200,000      5.50%, 04/01/11 MBIA Insured .........................   Aaa/AAA          212,216
               Utah State Board Regents Dixie State College
     115,000      5.50%, 05/01/13 MBIA Insured .........................   Aaa/AAA          126,966
     120,000      5.50%, 05/01/14 MBIA Insured .........................   Aaa/AAA          132,146
     130,000      5.50%, 05/01/15 MBIA Insured .........................   Aaa/AAA          143,066
     400,000      5.10%, 05/01/21 MBIA Insured .........................   Aaa/AAA          408,764
               Utah State Board Regents Office Facility Revenue
$    450,000      5.05%, 02/01/20 MBIA Insured .........................   Aaa/AAA     $    460,206
     360,000      5.125%, 02/01/22 MBIA Insured ........................   Aaa/AAA          366,426
               Utah State Board Regents Salt Lake Community College
   1,260,000      5.50%, 06/01/16 FSA Insured ..........................   Aaa/AAA        1,358,003
               Utah State Board Regents University Utah-Auxiliary
                  & Campus Revenue
     895,000      5.25%, 04/01/12 MBIA Insured .........................   Aaa/AAA          972,310
   1,000,000      5.00%, 04/01/20 MBIA Insured .........................   Aaa/AAA        1,017,200
               Utah State Board Regents University Utah Hospital
                  Revenue
   1,055,000      5.50%, 08/01/16 FSA Insured ..........................   Aaa/AAA        1,138,777
   2,030,000      5.50%, 08/01/17 MBIA Insured .........................   Aaa/AAA        2,187,325
     905,000      5.00%, 05/01/19 AMBAC Insured ........................   Aaa/AAA          930,286
   3,595,000      5.00%, 08/01/19 MBIA Insured .........................   Aaa/AAA        3,678,656
               Weber State University, Utah Revenue Student
                  Facilities System Series A
     300,000      5.10%, 04/01/16 ......................................    NR/AA           315,912
     425,000      5.25%, 04/01/19 ......................................    NR/AA           445,808
                                                                                       ------------
                                                                                         15,515,952
                                                                                       ------------
               HEALTHCARE (2.8%)
               Murray City, Utah Hospital Revenue
     595,000      5.00%, 05/15/22 MBIA Insured .........................   Aaa/AAA          600,641
               Salt Lake County, Utah Hospital Revenue - IHC
                  Hospitals, Inc.
     500,000      5.50%, 05/15/13 AMBAC Insured ........................   Aaa/AAA          544,925
               Utah County, Utah Hospital Revenue, IHC
                  Health Services
   1,935,000      5.25%, 08/15/21 MBIA Insured  ETM ....................   Aaa/AAA        2,012,265
               Utah State Board Regents Revenue University Utah
                  Hospital Revenue
     310,000      5.00%, 08/01/21 MBIA Insured .........................   Aaa/AAA          314,411
                                                                                       ------------
                                                                                          3,472,242
                                                                                       ------------

               HOUSING (4.3%)
               Provo City, Utah Housing Authority
$    500,000      5.80%, 07/20/22 GNMA Collateralized ..................   Aaa/NR      $    515,145
               Utah Housing Corporation Single Family Housing
      70,000      5.25%, 07/01/23 AMT ..................................   Aa2/AA            69,418
               Utah Housing Corporation Single Family Mortgage
     515,000      5.15%, 07/01/23  AMT .................................   Aaa/AAA          503,227
               Utah State Housing Agency Housing Revenue
     160,000      5.65%, 07/01/27 AMT ..................................   Aa2/AA           162,952
               Utah State Housing Corporation Single Family
                  Housing Revenue
     965,000      5.125%, 07/01/24 AMT .................................   Aa3/AA-          945,382
               Utah State Housing Finance Agency
      35,000      6.35%, 07/01/12 AMBAC Insured AMT ....................   Aaa/AAA           35,528
      15,000      6.15%, 07/01/16 Senior Issue A-1 .....................   Aaa/AAA           15,320
     175,000      5.30%, 07/01/18 AMT ..................................   Aaa/AAA          175,534
     135,000      5.00%, 07/01/18 AMT ..................................   Aaa/AAA          135,414
     400,000      5.40%, 07/01/20 AMT ..................................   Aa2/AA           403,424
      25,000      6.60%, 07/01/11 Series E-1 ...........................    NR/AA            25,619
      30,000      6.35%, 07/01/11 Mezzanine Series G-1 .................   AAA/NR            30,086
     250,000      5.65%, 07/01/16 Series 1994C .........................   Aaa/AAA          255,350
      95,000      5.40%, 07/01/16 AMT ..................................   Aa2/AA            95,057
     170,000      6.00%, 07/01/17 AMT ..................................   Aaa/AAA          173,203
     945,000      5.50%, 07/01/18 AMT ..................................   Aa3/AA-          968,738
     445,000      5.60%, 07/01/23 AMT ..................................   Aa2/AA           447,697
               West Jordan, Utah Multi-Family Housing
     360,000      6.80%, 01/01/15 FSA Insured ..........................   Aaa/AAA          363,449
                                                                                       ------------
                                                                                          5,320,543
                                                                                       ------------
               INDUSTRIAL DEVELOPMENT & POLLUTION CONTROL (0.6%)
               Sandy City, Utah Industrial Development, H Shirley
                  Wright Project, Refunding Bonds, LOC Olympus Bank
     250,000      6.125%, 08/01/16 .....................................   NR/AAA           253,355
               Utah County Environmental Improvement Revenue
     435,000      5.05%, 11/01/17 ......................................  Baa1/BBB+         460,056
                                                                                       ------------
                                                                                            713,411
                                                                                       ------------

               LEASE (12.6%)
               Lehi, Utah Municipal Building Lease Revenue,
                  Building Revenue
$  1,020,000      5.50%, 06/15/15 AMBAC Insured ........................   Aaa/NR      $  1,136,076
               Murray City, Utah Municipal Building Revenue
     520,000      5.05%, 12/01/15 AMBAC Insured ........................   Aaa/NR           547,175
               Salt Lake County, Utah Municipal Building Authority,
                  Lease Revenue
     400,000      5.00%, 10/01/11 MBIA Insured (pre-refunded) ..........   Aaa/AAA          432,488
   1,070,000      6.00%, 10/15/14 ......................................   Aa1/AA         1,094,129
     100,000      5.40%, 10/01/19 (pre-refunded) .......................   Aa1/AA+          110,829
     320,000      5.40%, 10/15/19 AMBAC Insured ........................   Aaa/AAA          344,323
   3,900,000      5.20%, 10/15/20 AMBAC Insured ........................   Aaa/AAA        4,033,263
               Sandy City, Utah Municipal Building Authority
     700,000      5.60%, 06/15/15 AMBAC Insured ........................   Aaa/NR           765,268
               Tooele City, Utah Municipal Building Lease Revenue
     250,000      5.60%, 12/01/15 AMBAC Insured ........................   Aaa/AAA          271,910
               Utah County, Utah Municipal Building Authority,
                  Lease Revenue
     120,000      5.50%, 11/01/16 AMBAC Insured ........................   Aaa/NR           129,421
     240,000      5.50%, 11/01/17 AMBAC Insured ........................   Aaa/NR           258,374
               Utah State Building Ownership Authority
   1,350,000      5.25%, 05/15/20 FSA Insured ..........................   Aaa/AAA        1,402,852
   1,080,000      5.00%, 05/15/25 ......................................   Aa1/AA+        1,071,641
               Washington County - Saint George, Utah Interlocal
                  Agency Revenue
   1,000,000      5.125%, 12/01/17 AMBAC Insured .......................   NR/AAA         1,050,030
     100,000      5.125%, 12/01/22 AMBAC Insured .......................   NR/AAA           100,863
               Weber County, Utah Municipal Building Lease Revenue
   1,500,000      5.75%, 12/15/19 MBIA Insured .........................   Aaa/AAA        1,639,185
               West Bountiful, Utah Courthouse Revenue
     410,000      5.00%, 05/01/19 ......................................    NR/A-           420,791
               West Valley City, Utah
     865,000      5.00%, 08/01/21 AMBAC Insured ........................   Aaa/AAA          878,745
                                                                                       ------------
                                                                                         15,687,363
                                                                                       ------------
               TAX REVENUE (27.1%)
               Bluffdale, Utah Sales Tax Revenue
   2,110,000      5.50%, 08/01/23 ......................................   NR/NR*         2,129,813
               Bountiful, Utah Special Improvement District
                  Special Assessment Revenue
$    203,000      5.00%, 06/01/14 ......................................   NR/NR*      $    196,370
     213,000      5.15%, 06/01/15 ......................................   NR/NR*           206,088
     224,000      5.30%, 06/01/16 ......................................   NR/NR*           216,133
     236,000      5.50%, 06/01/17 ......................................   NR/NR*           229,409
     249,000      5.65%, 06/01/18 ......................................   NR/NR*           242,904
               Brian Head, Utah Special Service Improvement
                  District Revenue
     455,000      5.35%, 11/01/12 ......................................   NR/NR*           464,146
               Cache County, Utah Sales Tax Revenue
     500,000      5.00%, 12/15/14 FGIC Insured .........................   Aaa/AAA          530,725
     670,000      5.00%, 12/15/16 FGIC Insured .........................   Aaa/AAA          703,373
     600,000      5.00%, 12/15/17 FGIC Insured .........................   Aaa/AAA          624,282
     510,000      5.00%, 12/15/18 FGIC Insured .........................   Aaa/AAA          526,646
     830,000      5.00%, 12/15/19 FGIC Insured .........................   Aaa/AAA          852,402
               Clearfield, Utah Sales Tax Revenue
     590,000      5.00%, 07/01/18 FGIC Insured .........................   Aaa/AAA          612,927
     620,000      5.00%, 07/01/19 FGIC Insured .........................   Aaa/AAA          637,620
     650,000      5.00%, 07/01/20 FGIC Insured .........................   Aaa/AAA          664,632
               Coral Canyon, Utah Special Service District
     110,000      5.00%, 07/15/13 ......................................   NR/NR*           110,873
     250,000      5.50%, 07/15/18 ......................................   NR/NR*           251,055
               Davis County, Utah Sales Tax Revenue
   1,470,000      5.15%, 10/01/18  AMBAC Insured .......................   NR/AAA         1,536,297
               Jordanelle, Utah Special Service District
     186,000      5.00%, 11/15/14 ......................................   NR/NR*           185,542
     196,000      5.10%, 11/15/15 ......................................   NR/NR*           195,486
     206,000      5.20%, 11/15/16 ......................................   NR/NR*           204,504
     216,000      5.30%, 11/15/17 ......................................   NR/NR*           214,354
     228,000      5.40%, 11/15/18 ......................................   NR/NR*           226,185
     240,000      5.50%, 11/15/19 ......................................   NR/NR*           238,018
     253,000      5.60%, 11/15/20 ......................................   NR/NR*           250,842
     268,000      5.70%, 11/15/21 ......................................   NR/NR*           265,647
     283,000      5.80%, 11/15/22 ......................................   NR/NR*           280,453
     299,000      6.00%, 11/15/23 ......................................   NR/NR*           296,273
               Jordanelle, Utah Special Service Improvement District
$    400,000      8.00%, 10/01/11 ......................................   NR/NR*      $    416,596
               Lehi, Utah Sales Tax
     610,000      5.00%, 06/01/21 FSA Insured ..........................   Aaa/AAA          622,877
     790,000      5.00%, 06/01/24 FSA Insured ..........................   Aaa/AAA          793,026
               Mountain Regional Water District, Utah Special
                  Assessment Revenue
   2,000,000      7.00%, 12/01/18 ......................................   NR/NR*         1,950,340
               Mountain Regional Water, Utah Special Service District
   2,000,000      5.00%, 12/15/20 MBIA Insured .........................   Aaa/AAA        2,046,800
               Orem, Utah Special Assessment Revenue
      96,000      5.00%, 08/01/15 ......................................   NR/NR*            94,396
     101,000      5.15%, 08/01/16 ......................................   NR/NR*            99,128
     106,000      5.30%, 08/01/17 ......................................   NR/NR*           104,328
     112,000      5.50%, 08/01/18 ......................................   NR/NR*           111,237
     118,000      5.65%, 08/01/19 ......................................   NR/NR*           117,757
               Pleasant Grove City, Utah Sales Tax Revenue
     410,000      5.25%, 12/01/17 MBIA Insured .........................   Aaa/AAA          439,598
               Salt Lake City, Utah Sales Tax Revenue
     490,000      5.25%, 02/01/12 ......................................   NR/AAA           537,359
     265,000      5.25%, 02/01/13 ......................................   NR/AAA           288,609
   1,320,000      5.25%, 02/01/15 ......................................   NR/AAA         1,413,456
     100,000      5.25%, 02/01/17 ......................................   NR/AAA           105,551
               Sandy City, Utah Sales Tax Revenue
     520,000      5.00%, 09/15/18 AMBAC Insured ........................   NR/AAA           536,895
     605,000      5.00%, 09/15/20 AMBAC Insured ........................   NR/AAA           617,596
               South Jordan, Utah Sales Tax
     570,000      5.00%, 08/15/15 AMBAC Insured ........................   Aaa/AAA          597,035
               South Jordan, Utah Special Assignment
   1,000,000      6.875%, 11/01/17 .....................................   NR/NR*         1,010,040
               South Weber City, Utah
     525,000      5.00%, 01/15/24 MBIA Insured .........................   Aaa/AAA          525,782
               Utah Water Finance Agency Revenue
     775,000      5.10%, 07/01/18 AMBAC Insured ........................   Aaa/NR           804,318
     510,000      5.00%, 07/01/18 AMBAC Insured ........................   Aaa/NR           527,911
     250,000      5.00%, 06/01/19 MBIA Insured .........................   Aaa/AAA          255,675
     685,000      5.00%, 07/01/19 AMBAC Insured ........................   Aaa/NR           704,468
               Wasatch County, Utah Building Authority
$    130,000      5.00%, 10/01/15 ......................................    A3/NR      $    132,397
     135,000      5.00%, 10/01/16 ......................................    A3/NR           137,591
               Wasatch County, Utah Sales Tax Revenue
     205,000      5.00%, 12/01/16 AMBAC Insured ........................   Aaa/AAA          215,170
     210,000      5.00%, 12/01/17 AMBAC Insured ........................   Aaa/AAA          218,463
     225,000      5.00%, 12/01/18 AMBAC Insured ........................   Aaa/AAA          232,472
               Washington City, Utah Sales Tax Revenue
     680,000      5.25%, 11/15/17 AMBAC Insured ........................   Aaa/AAA          725,519
               Weber County Utah Sales Tax Revenue
     385,000      5.00%, 07/01/23 AMBAC Insured ........................   Aaa/NR           388,885
               West Valley City, Utah Sales Tax Revenue
     800,000      5.50%, 07/15/17 MBIA Insured .........................   Aaa/AAA          859,168
     250,000      5.00%, 07/15/20 AMBAC Insured ........................   Aaa/AAA          255,970
     130,000      5.00%, 07/15/21 MBIA Insured .........................   Aaa/AAA          132,231
   1,400,000      6.00%, 03/01/24 ......................................    NR/A-         1,459,668
               Woodland Hills, Utah Special Assessment Revenue
      94,000      5.50%, 08/01/09 ......................................   NR/NR*            94,989
     224,000      5.50%, 08/01/10 ......................................   NR/NR*           226,753
     236,000      5.50%, 08/01/11 ......................................   NR/NR*           239,297
     249,000      5.50%, 08/01/12 ......................................   NR/NR*           251,575
     263,000      5.50%, 08/01/13 ......................................   NR/NR*           265,044
                                                                                       ------------
                                                                                         33,648,969
                                                                                       ------------
               Transportation (0.9%)
               Utah Transit Authority Sales Tax & Transportation
                  Revenue
   1,000,000      5.40%, 12/15/16 FSA Insured                              NR/AAA         1,081,040
     100,000      5.00%, 06/15/21 FSA Insured                              Aaa/AAA          101,998
                                                                                       ------------
                                                                                          1,183,038
                                                                                       ------------
               UTILITY (9.4%)
               Intermountain Power Agency Utilities Light & Power
                  Service, Utah
     450,000      5.00%, 07/01/12 MBIA Insured ETM .....................   Aaa/AAA          456,026
   1,470,000      5.25%, 07/01/15 MBIA Insured .........................   Aaa/AAA        1,590,290
               Intermountain Power Agency Utilities Light & Power
                  Service, Utah (continued)
$     90,000      5.00%, 07/01/16 ......................................    A1/A+      $     92,651
     300,000      5.00%, 07/01/18 FSA Insured ..........................   Aaa/AAA          310,536
   1,380,000      5.00%, 07/01/19 MBIA Insured .........................   Aaa/AAA        1,411,492
     135,000      5.50%, 07/01/20 ETM ..................................    A1/A+           137,641
   2,380,000      5.00%, 07/01/21 ......................................    A1/A+         2,401,349
     445,000      5.00%, 07/01/23 FSA Insured ..........................   Aaa/AAA          448,030
               Manti City, Utah Electric System Revenue
     603,000      5.75%, 02/01/17 ......................................   NR/NR*           605,400
               Murray City, Utah Utility Electric Revenue
     400,000      5.625%, 06/01/18 AMBAC Insured .......................   Aaa/NR           431,596
               Salem, Utah Electric Revenue
     125,000      5.30%, 11/01/07 ......................................   NR/NR*           131,426
     130,000      5.35%, 11/01/08 ......................................   NR/NR*           137,684
     140,000      5.40%, 11/01/09 ......................................   NR/NR*           148,817
               Southern Utah Valley Power System Revenue
     210,000      5.25%, 09/15/13 MBIA Insured .........................   NR/AAA           229,089
     225,000      5.25%, 09/15/14 MBIA Insured .........................   NR/AAA           244,796
     235,000      5.25%, 09/15/15 MBIA Insured .........................   NR/AAA           253,798
     185,000      5.125%, 09/15/21 MBIA Insured ........................   NR/AAA           189,523
               Springville, Utah Electric Revenue
     550,000      5.60%, 03/01/09 ......................................   Baa1/NR          588,918
               Utah Assessed Municipal Power System Revenue
     790,000      5.25%, 12/01/09 ......................................    NR/A-           851,446
   1,000,000      5.00%, 04/01/21 FSA Insured ..........................   Aaa/AAA        1,016,920
                                                                                       ------------
                                                                                         11,677,428
                                                                                       ------------
               WATER AND SEWER (12.0%)
               Ashley Valley, Utah
     310,000      9.50%, 01/01/08 AMBAC Insured ........................   Aaa/AAA          345,743
               Eagle Mountain, Utah Water and Sewer
     750,000      5.80%, 11/15/16 ACA Insured ..........................    NR/A            782,768
               Granger and Hunter, Utah Improvement District
                  Water and Sewer
$    350,000      5.00%, 03/01/18 FSA Insured ..........................   Aaa/NR      $    359,132
               Murray City, Utah Sewer and Water Revenue
     465,000      5.00%, 10/01/17 AMBAC Insured ........................   Aaa/NR           485,241
     390,000      5.00%, 10/01/18 AMBAC Insured ........................   Aaa/NR           403,982
     440,000      5.00%, 10/01/19 AMBAC Insured ........................   Aaa/NR           452,760
               North Davis County, Utah Sewer District
   1,330,000      5.375%, 03/01/18 AMBAC Insured (pre-refunded) ........   Aaa/NR         1,476,287
   1,350,000      5.00%, 03/01/21 AMBAC Insured ........................   Aaa/NR         1,374,759
     150,000      5.125%, 03/01/22 AMBAC Insured (pre-refunded) ........   Aaa/NR           164,021
               Riverton, Utah Water Revenue
     100,000      5.35%, 09/01/15 FGIC Insured (pre-refunded) ..........   Aaa/NR           110,915
               Salt Lake City, Utah Metropolitan Water Revenue
   1,200,000      5.375%, 07/01/24 AMBAC Insured (pre-refunded) ........   Aaa/AAA        1,322,892
     125,000      5.375%, 07/01/29 AMBAC Insured (pre-refunded) ........   Aaa/AAA          137,801
               Salt Lake City, Utah Water and Sewer Revenue
     500,000      5.75%, 02/01/13 AMBAC Insured ........................   Aaa/AAA          511,450
     675,000      5.00%, 02/01/19 FSA Insured ..........................   Aaa/AAA          695,162
     845,000      5.00%, 02/01/20 FSA Insured ..........................   Aaa/AAA          864,984
               Salt Lake & Sandy, Utah Water District
   1,000,000      5.00%, 07/01/20 AMBAC Insured ........................   Aaa/NR         1,024,490
               Spanish Fork City, Utah Water Revenue
      55,000      5.50%, 06/01/17 FSA Insured (pre-refunded) ...........   Aaa/NR            61,688
     195,000      5.50%, 06/01/17 FSA Insured ..........................   Aaa/NR           211,618
               Utah Water Finance Agency Revenue
     100,000      5.00%, 06/01/14 MBIA Insured .........................   Aaa/AAA          104,755
     200,000      5.25%, 07/01/16 AMBAC Insured ........................   Aaa/NR           214,684
     250,000      5.375%, 09/01/17 AMBAC Insured .......................   Aaa/NR           269,750
     310,000      5.00%, 10/01/17 AMBAC Insured ........................   Aaa/NR           322,279
     500,000      5.25%, 10/01/18 AMBAC Insured ........................   Aaa/NR           535,125
     465,000      5.00%, 10/01/20 AMBAC Insured ........................   Aaa/NR           474,723
     285,000      5.30%, 10/01/23 MBIA Insured .........................   Aaa/AAA          294,129
     450,000      5.40%, 10/01/24 AMBAC Insured ........................   Aaa/AAA          466,974
     250,000      5.50%, 10/01/29 AMBAC Insured ........................   Aaa/AAA          258,348
               Weber-Box Elder, Utah Conservation District Water
                  Revenue
$    200,000      6.45%, 11/01/14 (pre-refunded) .......................   Baa3/NR     $    232,316
     200,000      6.50%, 11/01/19 (pre-refunded) .......................   Baa3/NR          232,878
     335,000      6.90%, 11/01/20 (pre-refunded) .......................   Baa3/NR          397,591
               White City, Utah Water Improvement
     300,000      5.90%, 02/01/22 AMBAC Insured ........................   Aaa/AAA          319,155
                                                                                       ------------
                                                                                         14,908,400
                                                                                       ------------
                    Total Revenue Bonds                                                 102,127,346
                                                                                       ------------

                   Total Investments (cost $119,453,787**)                    97.4%     121,053,964
                   Other assets less liabilities                               2.6        3,242,706
                                                                          --------     ------------
                   Net Assets                                                100.0%    $124,296,670
                                                                          ========     ============


                   * Any security not rated (NR) by either credit rating service must be determined by the Manager to have sufficient quality to be ranked in the top four ratings if a credit rating were to be assigned by a rating service.

                   **    See note 4.

                              PORTFOLIO ABBREVIATIONS:
                   ACA    - ACA Financial Guaranty Corp.
                   AMBAC  - American Municipal Bond Assurance Corp.
                   AMT    - Alternative Minimum Tax
                   ETM    - Escrowed to Maturity
                   FGIC   - Financial Guaranty Insurance Co.
                   FSA    - Financial Security Assurance
                   GNMA   - Government National Mortgage Association
                   LOC    - Letter of Credit
                   MBIA   - Municipal Bond Investors Assurance

                 See accompanying notes to financial statements.

                             TAX-FREE FUND FOR UTAH
                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2004

ASSETS
   Investments at value (cost $119,453,787) ................................................   $ 121,053,964
   Cash ....................................................................................          29,485
   Receivable for Fund shares sold .........................................................       2,659,090
   Interest receivable .....................................................................       1,832,095
   Receivable for investment securities sold ...............................................         560,000
   Other assets ............................................................................           7,816
                                                                                               -------------
   Total assets ............................................................................     126,142,450
                                                                                               -------------
LIABILITIES
   Payable for investment securities purchased .............................................         813,593
   Payable for Fund shares redeemed ........................................................         760,918
   Dividends payable .......................................................................         133,240
   Distribution fees payable ...............................................................          85,888
   Management fees payable .................................................................           4,010
   Accrued expenses ........................................................................          48,131
                                                                                               -------------
   Total liabilities .......................................................................       1,845,780
                                                                                               -------------
NET ASSETS .................................................................................   $ 124,296,670
                                                                                               =============
   Net Assets consist of:
   Capital Stock - Authorized an unlimited number of shares, par value $.01 per share ......   $     125,360
   Additional paid-in capital ..............................................................     125,759,573
   Net unrealized appreciation on investments (note 4) .....................................       1,600,177
   Accumulated net realized loss on investments ............................................      (3,080,248)
   Distributions in excess of net investment income ........................................        (108,192)
                                                                                               -------------
                                                                                               $ 124,296,670
                                                                                               =============
CLASS A
   Net Assets ..............................................................................   $  94,103,202
                                                                                               =============
   Capital shares outstanding ..............................................................       9,492,043
                                                                                               =============
   Net asset value and redemption price per share ..........................................   $        9.91
                                                                                               =============
   Offering price per share (100/96 of $9.91 adjusted to nearest cent) .....................   $       10.32
                                                                                               =============
CLASS C
   Net Assets ..............................................................................   $  21,960,647
                                                                                               =============
   Capital shares outstanding ..............................................................       2,216,030
                                                                                               =============
   Net asset value and offering price per share ............................................   $        9.91
                                                                                               =============
   Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
      during the first 12 months after purchase) ...........................................   $        9.91*
                                                                                               =============
CLASS Y
   Net Assets ..............................................................................   $   8,232,821
                                                                                               =============
   Capital shares outstanding ..............................................................         827,895
                                                                                               =============
   Net asset value, offering and redemption price per share ................................   $        9.94
                                                                                               =============

                 See accompanying notes to financial statements.

                             TAX-FREE FUND FOR UTAH
                             STATEMENT OF OPERATIONS
                        FOR THE YEAR ENDED JUNE 30, 2004

INVESTMENT INCOME:

     Interest income ............................................                    $ 5,421,421

Expenses:

     Management fee (note 3) ....................................    $   580,171
     Distribution and service fees (note 3) .....................        387,705
     Transfer and shareholder servicing agent fees ..............         52,146
     Trustees' fees and expenses (note 8) .......................         48,314
     Fund accounting fee ........................................         47,997
     Legal fees .................................................         38,867
     Shareholders' reports and proxy statements .................         25,044
     Auditing and tax fees ......................................         22,400
     Custodian fees .............................................         13,370
     Registration fees and dues .................................          6,705
     Miscellaneous ..............................................         32,540
                                                                     -----------
     Total expenses .............................................      1,255,259

     Management fee waived (note 3) .............................       (547,293)
     Expenses paid indirectly (note 6) ..........................         (9,374)
                                                                     -----------
     Net expenses ...............................................                        698,592
                                                                                     -----------
     Net investment income ......................................                      4,722,829

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

     Net realized gain (loss) from securities transactions ......       (365,387)
     Change in unrealized appreciation on investments ...........     (3,968,215)
                                                                     -----------

     Net realized and unrealized gain (loss) on investments .....                     (4,333,602)
                                                                                     -----------
Net increase in net assets resulting from operations ............                    $   389,227
                                                                                     ===========

                 See accompanying notes to financial statements.

                             TAX-FREE FUND FOR UTAH
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                              YEAR ENDED        YEAR ENDED
                                                                            JUNE 30, 2004     JUNE 30, 2003
                                                                            -------------     -------------
OPERATIONS:
   Net investment income ...............................................    $   4,722,829     $   3,389,214
   Net realized gain (loss) from securities transactions ...............         (365,387)          (44,103)
   Change in unrealized appreciation on investments ....................       (3,968,215)        3,818,783
                                                                            -------------     -------------
      Change in net assets from operations .............................          389,227         7,163,894
                                                                            -------------     -------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 10):
   Class A Shares:
   Net investment income ...............................................       (4,242,881)       (3,169,522)

   Class C Shares:
   Net investment income ...............................................         (733,873)         (377,988)

   Class Y Shares:
   Net investment income ...............................................          (83,837)          (11,237)
                                                                            -------------     -------------
      Change in net assets from distributions ..........................       (5,060,591)       (3,558,747)
                                                                            -------------     -------------

CAPITAL SHARE TRANSACTIONS (NOTE 7):
   Proceeds from shares sold ...........................................       57,964,198        41,782,674
   Reinvested dividends and distributions ..............................        2,768,847         1,882,383
   Cost of shares redeemed .............................................      (34,397,531)       (7,318,351)
                                                                            -------------     -------------
      Change in net assets from capital share transactions .............       26,335,514        36,346,706
                                                                            -------------     -------------
      Change in net assets .............................................       21,664,150        39,951,853

NET ASSETS:
   Beginning of period .................................................      102,632,520        62,680,667
                                                                            -------------     -------------
   End of period* ......................................................    $ 124,296,670     $ 102,632,520
                                                                            =============     =============

   * Includes distributions in excess of net investment income of: .....    $    (108,192)    $     (70,824)
                                                                            =============     =============

                 See accompanying notes to financial statements.

                             TAX-FREE FUND FOR UTAH
                          NOTES TO FINANCIAL STATEMENTS

1.    ORGANIZATION

      Tax-Free  Fund  For  Utah  (the  "Fund"),  a   non-diversified,   open-end
investment company, was organized on December 12, 1990 as a Massachusetts business trust and commenced operations on July 24, 1992. The Fund is authorized to issue an unlimited number of shares and, since its inception to May 21, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On October 31, 1997, the Fund established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. As of the report date, there were no Class I shares outstanding. All classes of shares, represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2.    SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) MULTIPLE CLASS ALLOCATIONS: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3.    FEES AND RELATED PARTY TRANSACTIONS

a)    MANAGEMENT ARRANGEMENTS:

      Aquila Investment Management LLC (the "Manager"), a wholly owened subsidiary of Aquila Management Corporation, the Fund's founder and sponsor, serves as the Investment Adviser for the Fund under an Advisory and Administration Agreement with the Fund. The Manager provides all investment management and administrative services to the Fund. The Manager's services include providing the office of the Fund and all related services as well as managing relationships with all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50 of 1% on the Fund's average net assets.

      For the year ended June 30, 2004, the Fund incurred management fees of $580,171 of which $547,293 was voluntarily waived. Such waivers are voluntary and can be terminated in the future at the Manager's discretion. However, the Manager has indicated that it intends to continue waiving fees as necessary in order that the Fund will remain competitive.

      Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Fund's Prospectus and Statement of Additional Information.

b)    DISTRIBUTION AND SERVICE FEES:

      The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor") including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.20% of the Fund's average net assets represented by Class A Shares. For the year ended June 30, 2004 distribution fees on Class A Shares amounted to $188,918, of which the Distributor retained $4,033.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's average net assets represented by Class C Shares and for the year ended June 30, 2004, amounted to $149,090. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's average net assets represented by Class C Shares and for the year ended June 30, 2004 amounted to $49,697. The total of these payments with respect to Class C Shares amounted to $198,787, of which the Distributor retained $20,848.

      Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within Utah, with the bulk of sales commissions inuring to such dealers. For the year ended June 30, 2004, total commissions on sales of Class A Shares amounted to $555,617, of which the Distributor received $48,225.

C)    OTHER RELATED PARTY TRANSACTIONS:

      For the year ended June 30, 2004, the Fund incurred $38,157 of legal fees allocable to Hollyer Brady Barrett & Hines LLP counsel to the Fund for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Fund is a Partner of Hollyer Brady Barrett & Hines LLP.

4.    PURCHASES AND SALES OF SECURITIES

      During the year ended June 30, 2004,  purchases of securities and proceeds
from  the  sales  of  securities   aggregated   $44,653,490   and   $18,248,223,
respectively.

      At June 30, 2004, the aggregate tax cost for all securities was $119,428,738. At June 30, 2004 the aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $2,652,363 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $1,027,137, for a net unrealized appreciation of $1,625,226.

5.    PORTFOLIO ORIENTATION

      Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Utah, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Utah and whatever effects these may have upon Utah issuers' ability to meet their obligations.

      The Fund is also permitted to invest in tax-free municipal obligations of issuers in other states and U.S. territories meeting comparable quality standards and providing income which is exempt from both regular Federal and Utah income taxes. The general policy of the Fund is to invest in such securities only when comparable securities of Utah issuers are not available in the market. At June 30, 2004, the Fund had all of its net assets invested in State of Utah municipal issues.

6.    EXPENSES

      The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Fund to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

7.    CAPITAL SHARE TRANSACTIONS

      Transactions in Capital Shares of the Fund were as follows:

                                                YEAR ENDED                        YEAR ENDED
                                              JUNE 30, 2004                     JUNE 30, 2003
                                       -----------------------------     -----------------------------
                                          SHARES           AMOUNT           SHARES           AMOUNT
                                          ------           ------           ------           ------
CLASS A SHARES:
   Proceeds from shares sold ......       3,786,483     $ 38,300,080        3,092,149     $ 31,209,525
   Reinvested distributions .......         227,183        2,293,880          165,136        1,665,186
   Cost of shares redeemed ........      (2,800,659)     (28,028,537)        (657,050)      (6,646,533)
                                       ------------     ------------     ------------     ------------
      Net change ..................       1,213,007       12,565,423        2,600,235       26,228,178
                                       ------------     ------------     ------------     ------------

CLASS C SHARES:
   Proceeds from shares sold ......       1,087,383       11,056,567          957,135        9,712,558
   Reinvested distributions .......          42,247          426,325           20,771          209,789
   Cost of shares redeemed ........        (507,597)      (5,107,857)         (63,577)        (645,935)
                                       ------------     ------------     ------------     ------------
      Net change ..................         622,033        6,375,035          914,329        9,276,412
                                       ------------     ------------     ------------     ------------

CLASS Y SHARES:
   Proceeds from shares sold ......         864,901        8,607,551           84,124          860,591
   Reinvested distributions .......           4,819           48,642              720            7,408
   Cost of shares redeemed ........        (127,200)      (1,261,137)          (2,553)         (25,883)
                                       ------------     ------------     ------------     ------------
      Net change ..................         742,520        7,395,056           82,291          842,116
                                       ------------     ------------     ------------     ------------
Total transactions in Fund
   shares .........................       2,577,560     $ 26,335,514        3,596,855     $ 36,346,706
                                       ============     ============     ============     ============

8.    TRUSTEES' FEES AND EXPENSES

     During the fiscal year ended June 30, 2004 there were seven trustees, two of whom were affiliated with the Manager and are not paid any trustee fees. Each Trustee's fee paid during the year was at the annual rate of $4,950 for carrying out their responsibilities and attendance at regularly scheduled Board Meetings. If additional or special meetings are scheduled for the Fund, separate meeting fees are paid for each such meeting to those Trustees in attendance. The Fund also reimburses Trustees for expenses such as travel, accommodations, and meals incurred in connection with attendance at regularly scheduled or special Board Meetings and at the Annual Meeting of Shareholders. For the fiscal year ended June 30, 2004 such reimbursements averaged approximately $3,613 per Trustee.

9.    SECURITIES TRADED ON A WHEN-ISSUED BASIS

      The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the amount of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10.   INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Fund declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

      The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Utah income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. In this regard, the Fund credited distributions in excess of net investment income in the amount of $300,394 and debited additional paid-in capital in the amount of $300,394 at June 30, 2004. This adjustment had no impact on the Fund's aggregate net assets at June 30, 2004. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income rates.

      At June 30, 2004, the Fund had a capital loss carryover of $2,939,997 of which $211,315 expires on June 30, 2008, $2,459,398 expires on June 30, 2009,
$15,469 expires on June 30, 2011, and $253,815 expires on June 30, 2012. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss is used to offset future realized capital gains, it is probable that the gains so offset will not be distributed. In addition, the Fund had $140,250 of capital losses realized after October 31, 2003 which were deferred for tax purposes to the first day of the following fiscal year.

The tax character of distributions:

                                            Year Ended June 30,
                                           2004            2003
                                       ------------    ------------
      Net tax-exempt income            $  4,758,187    $  3,419,849
      Ordinary income                       302,404         138,898
                                       ------------    ------------
                                       $  5,060,591    $  3,558,747
                                       ============    ============

      As of June 30, 2004, the components of distributable earnings on a tax basis were as follows:

      Accumulated net realized loss                    $ (3,080,248)
      Unrealized appreciation                             1,625,226
                                                       ------------
                                                       $ (1,455,022)
                                                       ============

      At June 30, 2004, the difference between book basis and tax basis unrealized appreciation was attributable primarily to the treatment of accretion of discounts and amortization of premiums.

                             TAX-FREE FUND FOR UTAH
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                  CLASS A
                                                          -------------------------------------------------------
                                                                            YEAR ENDED JUNE 30,
                                                          -------------------------------------------------------
                                                            2004        2003        2002        2001        2000
                                                          -------     -------     -------     -------     -------
Net asset value, beginning of period ..................   $ 10.31     $  9.85     $  9.65     $  9.35     $  9.88
                                                          -------     -------     -------     -------     -------
Income (loss) from investment operations:
   Net investment income ..............................      0.43++      0.44+       0.46+       0.48+       0.48+
   Net gain (loss) on securities (both realized
      and unrealized) .................................     (0.37)       0.48        0.22        0.32       (0.44)
                                                          -------     -------     -------     -------     -------
   Total from investment operations ...................      0.06        0.92        0.68        0.80        0.04
                                                          -------     -------     -------     -------     -------
Less distributions (note 10):
   Dividends from net investment income ...............     (0.46)      (0.46)      (0.48)      (0.50)      (0.51)
   Distributions from capital gains ...................        --          --          --          --       (0.06)
                                                          -------     -------     -------     -------     -------
   Total distributions ................................     (0.46)      (0.46)      (0.48)      (0.50)      (0.57)
                                                          -------     -------     -------     -------     -------
Net asset value, end of period ........................   $  9.91     $ 10.31     $  9.85     $  9.65     $  9.35
                                                          =======     =======     =======     =======     =======
Total return (not reflecting sales charge) ............      0.54%       9.55%       7.22%       8.72%       0.57%
Ratios/supplemental data
   Net assets, end of period (in thousands) ...........   $94,103     $85,329     $55,957     $34,321     $34,171
   Ratio of expenses to average net assets ............      0.48%       0.43%       0.46%       0.48%       0.42%
   Ratio of net investment income to average
      net assets ......................................      4.19%       4.31%       4.65%       4.95%       5.06%
   Portfolio turnover rate ............................     15.98%       6.43%      27.42%      44.17%      48.99%

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee and the voluntary expense reimbursement were:

   Ratio of expenses to average net assets ............      0.94%       1.02%       1.00%       1.11%       1.11%
   Ratio of net investment income to average
      net assets ......................................      3.73%       3.72%       4.11%       4.32%       4.37%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ............      0.47%       0.42%       0.40%       0.39%       0.39%

-----------------------
Note: Effective August 1, 2001, Aquila Management  Corporation  became the
      Fund's Investment Adviser replacing Zions First National Bank which was the sub-adviser. Effective January 1, 2004, Aquila Management Corporation, founder of the Fund, assigned its Advisory and Administration Agreement to its wholly-owned subsidiary, Aquila Investment Management LLC.

+ Per share amounts have been calculated using the monthly average shares method.

++ Per share amount has been calculated using the daily average shares method.

                 See accompanying notes to financial statements.


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                CLASS C
                                                         -------------------------------------------------------
                                                                           YEAR ENDED JUNE 30,
                                                         -------------------------------------------------------
                                                           2004        2003        2002        2001        2000
                                                         -------     -------     -------     -------     -------
Net asset value, beginning of period .................   $ 10.30     $  9.85     $  9.64     $  9.35     $  9.87
                                                         -------     -------     -------     -------     -------
Income (loss) from investment operations:
   Net investment income .............................      0.34++      0.34+       0.37+       0.38+       0.38+
   Net gain (loss) on securities (both
      realized and unrealized)  ......................     (0.36)       0.48        0.23        0.31       (0.42)
                                                         -------     -------     -------     -------     -------
Total from investment operations .....................     (0.02)       0.82        0.60        0.69       (0.04)
                                                         -------     -------     -------     -------     -------
Less distributions (note 10):
   Dividends from net investment income ..............     (0.37)      (0.37)      (0.39)      (0.40)      (0.42)
   Distributions from capital gains ..................        --          --          --          --       (0.06)
                                                         -------     -------     -------     -------     -------
   Total distributions ...............................     (0.37)      (0.37)      (0.39)      (0.40)      (0.48)
                                                         -------     -------     -------     -------     -------
Net asset value, end of period .......................   $  9.91     $ 10.30     $  9.85     $  9.64     $  9.35
                                                         =======     =======     =======     =======     =======
Total return (not reflecting sales charge) ...........     (0.16)%      8.48%       6.36%       7.52%      (0.33)%
Ratios/supplemental data
   Net assets, end of period (in thousands) ..........   $21,961     $16,420     $ 6,694     $ 1,874     $ 1,036
   Ratio of expenses to average net assets ...........      1.27%       1.31%       1.34%       1.47%       1.43%
   Ratio of net investment income to
      average net assets .............................      3.38%       3.39%       3.72%       3.93%       4.07%
   Portfolio turnover rate ...........................     15.98%       6.43%      27.42%      44.17%      48.99%

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee and the voluntary expense reimbursement were:

   Ratio of expenses to average net assets ...........      1.74%       1.81%       1.78%       1.89%       1.91%
   Ratio of net investment income to
      average net assets .............................      2.93%       2.89%       3.28%       3.51%       3.58%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ...........      1.27%       1.30%       1.28%       1.39%       1.39%

                                                                                 CLASS Y
                                                         -------------------------------------------------------
                                                                           YEAR ENDED JUNE 30,
                                                         -------------------------------------------------------
                                                           2004        2003        2002        2001        2000
                                                         -------     -------     -------     -------     -------
Net asset value, beginning of period .................   $ 10.34     $  9.89     $  9.68     $  9.36     $  9.88
                                                         -------     -------     -------     -------     -------
Income (loss) from investment operations:
   Net investment income .............................      0.44++      0.42+       0.50+       0.49+       0.45+
   Net gain (loss) on securities (both
      realized and unrealized)  ......................     (0.36)       0.50        0.20        0.34       (0.38)
                                                         -------     -------     -------     -------     -------
Total from investment operations .....................      0.08        0.92        0.70        0.83        0.07
                                                         -------     -------     -------     -------     -------
Less distributions (note 10):
   Dividends from net investment income ..............     (0.48)      (0.47)      (0.49)      (0.51)      (0.53)
   Distributions from capital gains ..................        --          --          --          --       (0.06)
                                                         -------     -------     -------     -------     -------
   Total distributions ...............................     (0.48)      (0.47)      (0.49)      (0.51)      (0.59)
                                                         -------     -------     -------     -------     -------
Net asset value, end of period .......................   $  9.94     $ 10.34     $  9.89     $  9.68     $  9.36
                                                         =======     =======     =======     =======     =======
Total return (not reflecting sales charge) ...........      0.76%       9.55%       7.41%       9.05%       0.86%
Ratios/supplemental data
   Net assets, end of period (in thousands) ..........   $ 8,233     $   883     $    30     $     5     $   0.1
   Ratio of expenses to average net assets ...........      0.28%       0.30%       0.36%       0.42%       0.42%
   Ratio of net investment income to
      average net assets .............................      4.41%       4.17%       4.75%       4.83%       4.88%
   Portfolio turnover rate ...........................     15.98%       6.43%      27.42%      44.17%      48.99%

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee and the voluntary expense reimbursement were:

   Ratio of expenses to average net assets ...........      0.74%       0.78%       0.80%       0.64%       0.86%
   Ratio of net investment income to
      average net assets .............................      3.95%       3.70%       4.31%       4.62%       4.43%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ...........      0.27%       0.29%       0.30%       0.36%       0.39%

----------------------
Note: Effective August 1, 2001, Aquila Management  Corporation became the
      Fund's Investment Adviser replacing Zions First National Bank which was the sub-adviser. Effective January 1, 2004, Aquila Management Corporation, founder of the Fund, assigned its Advisory and Administration Agreement to its wholly-owned subsidiary, Aquila Investment Management LLC.

 + Per share amounts have been calculated using the monthly average shares method.

++ Per share amounts have been calculated using the daily average shares method.

                 See accompanying notes to financial statements.

ADDITIONAL INFORMATION (UNAUDITED)

TRUSTEES(1)
AND OFFICERS

                                                                                             NUMBER OF
                          POSITIONS                                                          PORTFOLIOS     OTHER DIRECTORSHIPS
                          HELD WITH                                                           IN FUND       HELD BY TRUSTEE
NAME,                     FUND AND          PRINCIPAL                                         COMPLEX       (THE POSITION HELD IS
ADDRESS(2)                LENGTH OF         OCCUPATION(S)                                     OVERSEEN      A DIRECTORSHIP UNLESS
AND DATE OF BIRTH         SERVICE(3)        DURING PAST 5 YEARS                              BY TRUSTEE     INDICATED OTHERWISE.)
-----------------         ----------        -------------------                              ----------     ---------------------
INTERESTED TRUSTEES(4)

Lacy B. Herrmann          Founder and       Founder, Chief Executive Officer and Chairman       11(5)       Director or trustee,
New York, NY              Chairman of       of the Board, Aquila Management Corporation,                    Pimco Advisors VIT,
(05/12/29)                the Board of      the sponsoring organization and parent of the                   Oppenheimer Quest
                          Trustees since    Manager or Administrator and/or Adviser or                      Value Funds Group,
                          1992              Sub-Adviser to each fund of the Aquila(sm)                      Oppenheimer Small
                                            Group of Funds,(6) Chairman and Chief                           Cap Value Fund,
                                            Executive Officer of the Manager or                             Oppenheimer Midcap
                                            Administrator and/or Adviser or Sub-Adviser                     Fund, and Oppenheimer
                                            to each since 2004, and Founder, Chairman of                    Rochester Group of
                                            the Board of Trustees, Trustee and (currently                   Funds.
                                            or until 1998) President of each since its
                                            establishment, beginning in 1984, except
                                            Chairman of the Board of Trustees of Hawaiian
                                            Tax-Free Trust, Pacific Capital Cash Assets
                                            Trust, Pacific Capital Tax-Free Cash Assets
                                            Trust and Pacific Capital U.S. Government
                                            Securities Cash Assets Trust through 2003;
                                            Director of the Distributor since 1981 and
                                            formerly Vice President or Secretary,
                                            1981-1998; Trustee Emeritus, Brown University
                                            and the Hopkins School; active in university,
                                            school and charitable organizations.

Diana P. Herrmann         Trustee since     Vice Chair of Aquila Management Corporation,        6           None
New York, NY              1997, President   Founder of the Aquila(sm) Group of Funds and
(02/25/58)                since 1998,       parent of Aquila Investment Management LLC,
                          and Vice Chair    the Manager, since 2004, President and Chief
                          of the Board      Operating Officer since 1997, a Director
                          since 2003        since 1984, Secretary since 1986 and
                                            previously its Executive Vice President,
                                            Senior Vice President or Vice President,
                                            1986-1997; Vice Chair since 2004 and
                                            President, Chief Operating Officer and
                                            Manager of the Manager since 2003; Vice
                                            Chair, President, Executive Vice President or
                                            Senior Vice President of funds in the
                                            Aquila(sm) Group of Funds since 1986; Director
                                            of the Distributor since 1997; trustee,
                                            Reserve Money-Market Funds, 1999-2000 and
                                            Reserve Private Equity Series, 1998-2000;
                                            Governor, Investment Company Institute and
                                            head of its Small Funds Committee since 2004;
                                            active in charitable and volunteer
                                            organizations.

                                                                                             NUMBER OF
                          POSITIONS                                                          PORTFOLIOS     OTHER DIRECTORSHIPS
                          HELD WITH                                                           IN FUND       HELD BY TRUSTEE
NAME,                     FUND AND          PRINCIPAL                                         COMPLEX       (THE POSITION HELD IS
ADDRESS(2)                LENGTH OF         OCCUPATION(S)                                     OVERSEEN      A DIRECTORSHIP UNLESS
AND DATE OF BIRTH         SERVICE(3)        DURING PAST 5 YEARS                              BY TRUSTEE     INDICATED OTHERWISE.)
-----------------         ----------        -------------------                              ----------     ---------------------
NON-INTERESTED TRUSTEES

Gary C. Cornia            Trustee since     Director, Romney Institute of Public                4           None
Orem, UT                  1993              Management, Marriott School of Management,
(06/24/48)                                  Brigham Young University, 2004 - present;
                                            Professor, Marriott School of Management,
                                            1980 - present; Past President, the National
                                            Tax Association; Chair of the Executive
                                            Committee, the International Center for Land
                                            Policy Studies and Training Institute,
                                            Taipei, Taiwan; formerly Senior Visiting
                                            Fellow, Lincoln Institute of Land Policy,
                                            2002-2003; Associate Dean, Marriott School of
                                            Management, Brigham Young University,
                                            1991-2000; Chair, Utah Governor's Tax Review
                                            Committee, 1993-2002; member, Governor's Tax
                                            Review Committee since 2003; Faculty
                                            Associate, the Land Reform Training
                                            Institute, Taipei, Taiwan and The Lincoln
                                            Institute of Land Policy, Cambridge,
                                            Massachusetts.

William L. Ensign         Trustee since     Planning and Architectural Consultant since         2           None
Annapolis, MD             1992              1997.
(12/14/28)

Lyle W. Hillyard          Trustee since     President of the law firm of Hillyard,              1           None
Logan, UT                 2003              Anderson & Olsen, Logan, Utah, since 1967;
(09/25/40)                                  member of Utah Senate, 1985 to present, in
                                            the following positions: President, 2000,
                                            Senate Majority Leader, 1999-2000, Assistant
                                            Majority Whip, 1995-1998; served as Chairman
                                            of the following Senate Committees: Tax and
                                            Revenue, Senate Judiciary Standing, Joint
                                            Executive Appropriations, and Senate Rules;
                                            also Appropriations Subcommittees for Higher
                                            Education and for Public Education.

John C. Lucking           Trustee since     President, Econ-Linc, an economic consulting        3           Director, Sanu Resources
Phoenix, AZ               2004              firm, since 1995; formerly Consulting
(05/20/43)                                  Economist, Bank One Arizona and Chief
                                            Economist, Valley National Bank; member,
                                            Arizona's Joint Legislative Budget Committee
                                            Economic Advisory Panel and the Western Blue
                                            Chip Economic Forecast Panel; Board, Northern
                                            Arizona University Foundation since 1997;
                                            member, various historical, civic and
                                            economic associations.

                                                                                             NUMBER OF
                          POSITIONS                                                          PORTFOLIOS     OTHER DIRECTORSHIPS
                          HELD WITH                                                           IN FUND       HELD BY TRUSTEE
NAME,                     FUND AND          PRINCIPAL                                         COMPLEX       (THE POSITION HELD IS
ADDRESS(2)                LENGTH OF         OCCUPATION(S)                                     OVERSEEN      A DIRECTORSHIP UNLESS
AND DATE OF BIRTH         SERVICE(3)        DURING PAST 5 YEARS                              BY TRUSTEE     INDICATED OTHERWISE.)
-----------------         ----------        -------------------                              ----------     ---------------------
Anne J. Mills             Trustee since     President, Loring Consulting Company since          4           None
Castle Rock, CO           1994              2001; Vice President for Business Affairs,
(12/23/38)                                  Ottawa University, 1992-2001; IBM
                                            Corporation, 1965-1991; Budget Review
                                            Officer, the American Baptist Churches/USA,
                                            1994-1997; director, the American Baptist
                                            Foundation; Trustee, Ottawa University; and
                                            Trustee Emerita, Brown University.

OFFICERS

Charles E. Childs, III    Executive Vice    Executive Vice President of all funds in the        N/A         N/A
New York, NY              President since   Aquila(sm) Group of Funds and the Manager
(04/01/57)                2003              since 2003; Senior Vice President, corporate
                                            development, formerly Vice President,
                                            Assistant Vice President and Associate of the
                                            Manager's parent since 1987; Senior Vice
                                            President, Vice President or Assistant Vice
                                            President of the Aquila Money-Market Funds,
                                            1988-2003.

Jerry G. McGrew           Senior Vice       President of the Distributor since 1998,            N/A         N/A
New York, NY              President since   Registered Principal since 1993, Senior Vice
(06/18/44)                1997              President, 1997-1998 and Vice President,
                                            1993-1997; Senior Vice President, Aquila
                                            Rocky Mountain Equity Fund and five Aquila
                                            Bond Funds since 1995; Vice President,
                                            Churchill Cash Reserves Trust, 1995-2001.

Kimball L. Young          Senior Vice       Co-portfolio manager, Tax-Free Fund For Utah        N/A         N/A
Salt Lake City, UT        President since   since 2001; Co-founder, Lewis Young Robertson
(08/07/46)                1998              & Burningham, Inc., a NASD licensed
                                            broker/dealer providing public finance
                                            services to Utah local governments,
                                            1995-2001; Senior Vice President of two
                                            Aquila Bond Funds and Aquila Rocky Mountain
                                            Equity Fund; formerly Senior Vice
                                            President-Public Finance, Kemper Securities
                                            Inc., Salt Lake City, Utah.

                                                                                             NUMBER OF
                          POSITIONS                                                          PORTFOLIOS     OTHER DIRECTORSHIPS
                          HELD WITH                                                           IN FUND       HELD BY TRUSTEE
NAME,                     FUND AND          PRINCIPAL                                         COMPLEX       (THE POSITION HELD IS
ADDRESS(2)                LENGTH OF         OCCUPATION(S)                                     OVERSEEN      A DIRECTORSHIP UNLESS
AND DATE OF BIRTH         SERVICE(3)        DURING PAST 5 YEARS                              BY TRUSTEE     INDICATED OTHERWISE.)
-----------------         ----------        -------------------                              ----------     ---------------------
Thomas S. Albright        Senior Vice       Senior Vice President and Portfolio Manager,        N/A         N/A
Louisville, KY            President since   Churchill Tax-Free Fund of Kentucky since
(07/26/52)                2003 and Vice     July 2000; Senior Vice President, Tax-Free
                          President,        Fund For Utah since 2003, Vice President,
                          2001-2003         2001-2003 and Co-portfolio manager since
                                            2001; Vice President and Portfolio Manager,
                                            Banc One Investment Advisors, Inc.,
                                            1994-2000.

Stephen J. Caridi         Assistant Vice    Vice President of the Distributor since 1995;       N/A         N/A
New York, NY              President since   Vice President, Hawaiian Tax-Free Trust since
(05/06/61)                1993              1998; Senior Vice President, Narragansett
                                            Insured Tax-Free Income Fund since 1998, Vice
                                            President 1996-1997; Senior Vice President,
                                            Tax-Free Fund of Colorado since 2004;
                                            Assistant Vice President, Tax-Free Fund For
                                            Utah since 1993.

Mary Kayleen Willis       Vice President    Vice President, Tax-Free Fund For Utah since        N/A         N/A
Salt Lake City, UT        since 2003 and    September 2003, Assistant Vice President,
(06/11/63)                Assistant Vice    2002-2003; various securities positions:
                          President,        Paine Webber, Inc., Salt Lake City,
                          2002-2003         1999-2002, Dean Witter Reynolds, Inc., Salt
                                            Lake City, 1996-1998.

Joseph P. DiMaggio        Chief Financial   Chief Financial Officer of the Aquila(sm) Group     N/A         N/A
New York, NY              Officer since     of Funds since 2003 and Treasurer since 2000;
(11/06/56)                2003 and          Controller, Van Eck Global Funds, 1993-2000.
                          Treasurer since
                          2000

Edward M. W. Hines        Secretary since   Partner, Hollyer Brady Barrett & Hines LLP,         N/A         N/A
New York, NY              1992              legal counsel to the Fund, since 1989;
(12/16/39)                                  Secretary of the Aquila(sm) Group of Funds.

Robert W. Anderson        Chief             Chief Compliance Officer since 2004,                N/A         N/A
New York, NY              Compliance        Compliance Officer of the Manager or its
(08/23/40)                Officer since     predecessor and current parent since 1998 and
                          2004 and          Assistant Secretary of the Aquila(sm) Group of
                          Assistant         Funds since 2000; Consultant, The Wadsworth
                          Secretary since   Group, 1995-1998.
                          2000

                                                                                             NUMBER OF
                          POSITIONS                                                          PORTFOLIOS     OTHER DIRECTORSHIPS
                          HELD WITH                                                           IN FUND       HELD BY TRUSTEE
NAME,                     FUND AND          PRINCIPAL                                         COMPLEX       (THE POSITION HELD IS
ADDRESS(2)                LENGTH OF         OCCUPATION(S)                                     OVERSEEN      A DIRECTORSHIP UNLESS
AND DATE OF BIRTH         SERVICE(3)        DURING PAST 5 YEARS                              BY TRUSTEE     INDICATED OTHERWISE.)
-----------------         ----------        -------------------                              ----------     ---------------------
John M. Herndon
New York, NY              Assistant         Assistant Secretary of the Aquila(sm) Group         N/A         N/A
(12/17/39)                Secretary since   of Funds since 1995 and Vice President of the
                          1995              three Aquila Money-Market Funds since 1990;
                                            Vice President of the Manager or its
                                            predecessor and current parent since 1990.

Lori A. Vindigni          Assistant         Assistant Treasurer of the Aquila(sm) Group of      N/A         N/A
New York, NY              Treasurer since   Funds since 2000; Assistant Vice President of
(11/02/66)                2000              the Manager or its predecessor and current
                                            parent since 1998; Fund Accountant for the
                                            Aquila(sm) Group of Funds, 1995-1998.

------------------
(1)  The  Fund's  Statement  of  Additional   Information   includes  additional
information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll free).

(2) The mailing address of each Trustee and officer is c/o Tax-Free Fund For Utah, 380 Madison Avenue, New York, NY 10017.

(3) Each Trustee holds office until the next annual meeting of shareholders or until his or her successor is elected and qualifies. The term of office of each officer is one year.

(4) Mr. Herrmann and Ms. Herrmann are interested persons of the Fund, as that term is defined in the 1940 Act, as officers of the Fund and because of their affiliations with both the Manager and the Distributor. Each is also an interested person as a member of the immediate family of the other.

(5) Does not include funds that are currently inactive.

(6) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; considered together, these 11 funds are called the "Aquila(sm) Group of Funds."

PRIVACY NOTICE (UNAUDITED)

                             TAX-FREE FUND FOR UTAH

OUR PRIVACY POLICY. In providing services to you as an individual who owns or is considering investing in shares of the Fund we collect certain nonpublic personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about a fund.

INFORMATION WE COLLECT. "Nonpublic personal information" is personally identifiable financial information about you as an individual or your family. The kinds of nonpublic personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

INFORMATION WE DISCLOSE. We disclose nonpublic personal information about you to companies that provide necessary services to us, such as the fund's transfer agent, distributor, investment adviser or sub-adviser, as permitted or required by law, or as authorized by you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

HOW WE SAFEGUARD YOUR INFORMATION. We restrict access to nonpublic personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all nonpublic personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

                            AQUILA DISTRIBUTORS, INC.
                        AQUILA INVESTMENT MANAGEMENT LLC

This Privacy Policy also has been adopted by Aquila Distributors, Inc. and Aquila Investment Management LLC and applies to all nonpublic information about you that each of these companies may obtain in connection with services provided to the Fund or to you as a shareholder of the Fund.

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila(sm) Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your fund twice a year in the semi-annual and annual reports you receive. You should know, however, that we prepare, and have available, portfolio listings at the end of each quarter.

     Whenever you may be interested in seeing a listing of your Fund's portfolio
other   than  in  your   shareholder   reports,   please   check   our   website
(www.aquilafunds.com) or call us at 1-800-437-1020.

FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)

     This information is presented in order to comply with a requirement of the Internal Revenue Code AND NO CURRENT ACTION ON THE PART OF SHAREHOLDERS IS REQUIRED.

     For the fiscal year ended June 30, 2004, $4,758,187 of dividends paid by Tax-Free Fund For Utah, constituting 94.02% of total dividends paid during the fiscal year ended June 30, 2004, were exempt-interest dividends, and the balance was ordinary dividend income.

     Prior to January 31, 2004, shareholders were mailed IRS Form 1099-DIV which contained information on the status of distributions paid for the 2003 CALENDAR YEAR.

     Prior to January 31, 2005, shareholders will be mailed IRS Form 1099-DIV which will contain information on the status of distributions paid for the 2004 CALENDAR YEAR.

PROXY VOTING RECORD. The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2004 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

FOUNDER

   AQUILA MANAGEMENT CORPORATION

MANAGER
   AQUILA INVESTMENT MANAGEMENT LLC
   380 Madison Avenue, Suite 2300
   New York, New York 10017

BOARD OF TRUSTEES
   Lacy B. Herrmann, Chairman
   Gary C. Cornia
   William L. Ensign
   Diana P. Herrmann
   Lyle W. Hillyard
   John C. Lucking
   Anne J. Mills

OFFICERS
   Diana P. Herrmann, Vice Chair and President
   Jerry G. McGrew, Senior Vice President
   Kimball L. Young, Senior Vice President
      and Co-Portfolio Manager
   Thomas S. Albright, Senior Vice President
      and Co-Portfolio Manager
   M. Kayleen Willis, Vice President
   Joseph P. DiMaggio, Chief Financial Officer
      and Treasurer
   Edward M.W. Hines, Secretary

DISTRIBUTOR
   AQUILA DISTRIBUTORS, INC.
   380 Madison Avenue, Suite 2300
   New York, New York 10017

CUSTODIAN
   BANK ONE TRUST COMPANY, N.A.
   1111 Polaris Parkway
   Columbus, Ohio 43240

TRANSFER AND SHAREHOLDER SERVICING AGENT
   PFPC INC.
   760 Moore Road
   King of Prussia, Pennsylvania 19406

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
   KPMG LLP
   757 Third Avenue
   New York, New York 10017

Further information is contained in the Prospectus, which must precede or accompany this report.


ITEM 2.  CODE OF ETHICS.

(a) As of June 30, 2004 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Fund's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Fund's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2) The text of the Fund's Code of Ethics that applies to the Fund's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Fund's Internet address at aquilafunds.com.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(ii) The Board of Trustees of the Fund has determined that it does not have at least one audit committee financial expert serving on its audit committee. The Fund does not have such a person serving on the audit committee because none of the persons currently serving as Trustees happens to have the technical accounting and auditing expertise included in the definition of "audit committee financial expert" recently adopted by the Securities and Exchange Commission in connection with this Form N-CSR, and the Board has not heretofore deemed it necessary to seek such a person for election to the Board.

The primary mission of the Board, which is that of oversight over the operations and affairs of the Fund, confronts the Trustees with a wide and expanding range of issues and responsibilities. The
Trustees believe that, accordingly, it is essential that the Board's membership consist of persons with as extensive experience as possible in fulfilling the duties and responsibilities of mutual fund directors and audit committee members and, ideally, with extensive experience and background relating to the economic and financial sectors and securities in which the Fund invests, including exposure to the financial and accounting matters commonly encountered with respect to those sectors and securities. The Board believes that its current membership satisfies those criteria. It recognizes that it would also be helpful to have a member with the relatively focused accounting and auditing expertise reflected in the applicable definition of "audit committee financial expert," just as additional members with similarly focused technical expertise in other areas relevant to the Fund's operations and affairs would also contribute added value. However, the Board believes that the Fund is better served, and its assets better employed, by a policy of hiring experts in various areas, including the specialized area of technical accounting and auditing matters, if and as the Board identifies the need, rather than by seeking to expand its numbers by adding technical experts in the areas constituting its domain of responsibility. The Fund's Audit Committee Charter explicitly authorizes the Committee to retain such experts as it deems necessary in fulfilling its duties under the Charter.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

a) Audit Fees - The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $15,450 in 2004 and $15,000 in 2003.

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years other than stated above.

c) Tax Fees - The Registrant was billed by the principal accountant $7,300 and $8,392 in 2004 and 2003, respectively, for tax return preparation, tax compliance and tax planning.

d) All Other Fees - There were no additional fees paid for audit and non-audit services other than those disclosed in a) thorough c) above.

e)(1) Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis.

e)(2) None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, all were pre-approved on an engagement-by-engagement basis.

f)  No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years.

h)  Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
		Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(a)(1) (a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.


SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

TAX-FREE FUND FOR UTAH

By:  /s/  Lacy B. Herrmann
---------------------------------
Chairman of the Board
September 6, 2004

By:  /s/  Diana P. Herrmann
---------------------------------
Vice Chair, Trustee and President
September 6, 2004


By:  /s/  Joseph P. DiMaggio
-----------------------------------
Chief Financial Officer and Treasurer
September 6, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/  Lacy B. Herrmann
---------------------------------
Lacy B. Herrmann
Chairman of the Board
September 6, 2004

By:  /s/  Diana P. Herrmann
---------------------------------
Diana P. Herrmann
Vice Chair, Trustee and President
September 6, 2004

By:  /s/  Joseph P. DiMaggio
-----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
September 6, 2004